UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10599
Tax-Managed Small-Cap Value Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio	as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.4%

Security	Shares	Value

Auto Related — 3.2%
BorgWarner, Inc.	35,000	$1,879,150
		$1,879,150

Cement — 3.3%
Lafarge North America, Inc.	35,000	1,898,400
		$1,898,400

Chemical — 4.7%
Georgia Gulf Corp.	17,100	874,494
RPM, Inc.	104,400	1,840,572
		$2,715,066

Computer/Communications Related — 2.1%
International Rectifier Corp. (1)	31,000	1,213,650
		$1,213,650

Construction/Engineering — 1.9%
Granite Construction, Inc.	45,000	1,120,500
		$1,120,500

Drugs — 1.8%
Par Pharmaceutical Cos, Inc. (1)	27,300	1,034,670
		$1,034,670

Electrical Equipment — 2.7%
Belden CDT, Inc.	77,000	1,563,870
		$1,563,870

Electronics — 2.9%
Bel Fuse, Inc. Class B	33,400	1,108,546
Technitrol, Inc. (1)	31,000	549,940
		$1,658,486

Energy — 10.5%
Newfield Exploration Co. (1)	29,000	1,774,800
Piedmont Natural Gas Co., Inc.	66,000	1,533,180
Questar Corp.	29,000	1,473,200
Spinnaker Exploration Co. (1)	40,000	1,311,600
		$6,092,780

Food Wholesalers/Retailers — 2.1%
Performance Food Group Co. (1)	23,000	$625,830
SUPERVALU, Inc.	17,900	565,819
		$1,191,649

Household Products — 6.4%
Church & Dwight Co., Inc.	75,750	2,608,073
Libbey, Inc.	44,700	1,071,906
		$3,679,979

Industrial Products — 9.2%
A.O. Smith Corp.	60,000	1,626,600
Albany International Corp., Class A	35,300	1,205,495
CLARCOR, Inc.	11,000	599,170
Teleflex, Inc.	37,000	1,877,750
		$5,309,015

Insurance — 5.0%
Protective Life Corp.	43,000	1,769,880
Scottish Re Group Ltd.	49,000	1,130,430
		$2,900,310

Medical Services/Supplies — 10.9%
CONMED Corp. (1)	44,000	1,278,200
DENTSPLY International, Inc.	7,700	431,739
Mentor Corp.	32,600	1,020,706
MIM Corp. (1)	49,600	302,560
Owens & Minor, Inc.	34,000	970,700
PolyMedica Corp.	40,000	1,497,200
West Pharmaceutical Services, Inc.	32,000	835,200
		$6,336,305

Packaging — 3.5%
AptarGroup, Inc.	41,500	2,012,335
		$2,012,335

Restaurant — 6.9%
Applebee’s International, Inc.	28,500	794,010
CBRL Group, Inc.	40,000	1,644,400
Landry’s Restaurants, Inc.	30,700	865,740
Outback Steakhouse, Inc.	15,000	690,750
		$3,994,900

Retailing — 5.6%
BJ’s Wholesale Club, Inc. (1)	50,000	$1,430,500
Claire’s Stores, Inc.	56,000	1,155,280
ShopKo Stores, Inc. (1)	38,000	685,140
		$3,270,920

Toy — 3.7%
JAKKS Pacific, Inc. (1)	46,500	1,014,630
RC2 Corp. (1)	40,000	1,158,000
		$2,172,630

Transportation — 8.0%
Arkansas Best Corp.	67,000	2,691,390
Yellow Roadway Corp. (1)	34,536	1,955,428
		$4,646,818

Total Common Stocks (identified cost $39,853,617)		$54,691,433

Total Investments — 94.4% (identified cost $39,853,617)		$54,691,433

Other Assets, Less Liabilities — 5.6%		$3,258,030

Net Assets — 100.0%		$57,949,463

(1)                                  Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$39,853,617
Gross unrealized appreciation	$15,360,529
Gross unrealized depreciation	(522,713)
Net unrealized appreciation	$14,837,816

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer

Date:	March 17, 2005